Summary of Business Segment Data - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues	$ 16,866	$ 19,751	$ 33,435	$ 37,672	$ 77,794	$ 66,608	$ 62,286
Loss from operations	(1,090)	(99)	(1,176)	(248)	(773)	(3,519)	(2,870)
Other income, net	248	320	525	622	1,227	1,058	551
Interest and debt expense	(673)	(621)	(1,242)	(1,270)	(2,459)	(2,561)	(2,714)
Loss before income taxes	(1,515)	(400)	(1,893)	(896)	(2,005)	(5,022)	(5,033)
Income tax (expense)/benefit	76	251	99	322	(237)	(31)	743
Net loss	(1,439)	(149)	(1,794)	(574)	(2,242)	(5,053)	(4,290)
Less: net loss attributable to noncontrolling interest			(12)	(11)	(20)	(118)	(88)
Net loss attributable to Boeing Shareholders	(1,439)	(149)	(1,782)	(563)	(2,222)	(4,935)	(4,202)
Operating Segments
Segment Reporting Information [Line Items]
Loss from operations	(758)	(54)	(834)	(34)	(70)	(3,158)	(2,816)
Operating Segments | Commercial Airplanes
Segment Reporting Information [Line Items]
Total revenues	6,003	8,840	10,656	15,544	33,901	26,026	19,714
Loss from operations	(715)	(383)	(1,858)	(998)	(1,635)	(2,341)	(6,377)
Operating Segments | Defense, Space & Security
Segment Reporting Information [Line Items]
Total revenues	6,021	6,167	12,971	12,706	24,933	23,162	26,540
Loss from operations	(913)	(527)	(762)	(739)	(1,764)	(3,544)	1,544
Operating Segments | Global Services
Segment Reporting Information [Line Items]
Total revenues	4,889	4,746	9,934	9,466	19,127	17,611	16,328
Loss from operations	870	856	1,786	1,703	3,329	2,727	2,017
Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Total revenues	(47)	(2)	(126)	(44)	(167)	(191)	(296)
Unallocated items, eliminations and other	(634)	(336)	(946)	(796)	(1,759)	(1,504)	(1,227)
FAS/CAS service cost adjustment	$ 302	$ 291	$ 604	$ 582	$ 1,056	$ 1,143	$ 1,173